Note 2 - Significant Accounting Policies (Details Textual) - Presentation of Debt Issuance Costs, Discount, and Premium as a Deduction from Corresponding Liability [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
As of December 31, 2015 [Member]
Prior Period Reclassification Adjustment		$ 700,606
Current Period Reclassification Adjustment	$ 931,102